Convertible Notes and Derivative Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Convertible Notes and Derivative Liabilities [Abstract]
Schedule of Convertible Notes, Net of Unamortized Discounts

The Company has convertible notes, net of unamortized discounts as follows:

	Face value of convertible notes payable	Unamortized debt discounts	Convertible notes payable, net of unamortized discounts
Issuance of convertible notes	$5,430,000	$(333,757)	$5,096,243
Fair value allocation of conversion feature	(2,923,000)	-	(2,923,000)
Amortization of debt discounts	-	123,285	123,285
Conversion	(1,278,999)	189,493	(1,089,506)
March 31, 2026 balance	$1,228,001	$(20,979)	$1,207,022